SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
SHORT-TERM INVESTMENTS
Loss / Gain on investment	$ 28,085
Fair value and recognized fair value	$ 707	$ 15,395	$ (16,854)
Minimum
SHORT-TERM INVESTMENTS
Maturity period of investments	3 months	3 months
Maximum
SHORT-TERM INVESTMENTS
Maturity period of investments	12 months	12 months